Stock-based compensation - Options by exercise price range (Details) (Share option plan, CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	1,765,920
Options outstanding, weighted average remaining life	6 years 1 month	6 years 11 months
Options outstanding, weighted average exercise price	5.87
Number of options exercisable	824,720	892,700
Options exercisable, weighted average remaining life	4 years 6 months
Options exercisable, weighted average exercise price	8.41	8.00
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.75
Number of options outstanding	373,760
Options outstanding, weighted average remaining life	7 years 6 months
Options outstanding, weighted average exercise price	2.75
Number of options exercisable	109,760
Options exercisable, weighted average remaining life	7 years 5 months 18 days
Options exercisable, weighted average exercise price	2.75
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.79
Number of options outstanding	450,000
Options outstanding, weighted average remaining life	7 years 6 months 12 days
Options outstanding, weighted average exercise price	2.79
Number of options exercisable	0
Options exercisable, weighted average exercise price	0.00
$3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	3.69
Number of options outstanding	38,900
Options outstanding, weighted average remaining life	3 years 10 months 24 days
Options outstanding, weighted average exercise price	3.69
Number of options exercisable	38,900
Options exercisable, weighted average remaining life	3 years 11 months
Options exercisable, weighted average exercise price	3.69
$4.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	4.90
Number of options outstanding	40,000
Options outstanding, weighted average remaining life	7 years 3 months
Options outstanding, weighted average exercise price	4.90
Number of options exercisable	16,000
Options exercisable, weighted average remaining life	7 years 3 months
Options exercisable, weighted average exercise price	4.90
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	5.00
Number of options outstanding	142,760
Options outstanding, weighted average remaining life	1 year 3 months 18 days
Options outstanding, weighted average exercise price	5.00
Number of options exercisable	142,760
Options exercisable, weighted average remaining life	1 year 3 months
Options exercisable, weighted average exercise price	5.00
$5.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	5.91
Number of options outstanding	166,600
Options outstanding, weighted average remaining life	9 years
Options outstanding, weighted average exercise price	5.91
Number of options exercisable	33,320
Options exercisable, weighted average remaining life	9 years
Options exercisable, weighted average exercise price	5.91
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	6.56
Number of options outstanding	94,560
Options outstanding, weighted average remaining life	6 years 11 months
Options outstanding, weighted average exercise price	6.56
Number of options exercisable	55,120
Options exercisable, weighted average remaining life	6 years 11 months
Options exercisable, weighted average exercise price	6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.28
Number of options outstanding	60,000
Options outstanding, weighted average remaining life	4 years 6 months
Options outstanding, weighted average exercise price	8.28
Number of options exercisable	60,000
Options exercisable, weighted average remaining life	4 years 6 months
Options exercisable, weighted average exercise price	8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.58
Number of options outstanding	30,000
Options outstanding, weighted average remaining life	5 years 8 months
Options outstanding, weighted average exercise price	8.58
Number of options exercisable	24,000
Options exercisable, weighted average remaining life	5 years 8 months
Options exercisable, weighted average exercise price	8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	9.33
Number of options outstanding	71,580
Options outstanding, weighted average remaining life	5 years 1 month
Options outstanding, weighted average exercise price	9.33
Number of options exercisable	59,840
Options exercisable, weighted average remaining life	5 years 1 month
Options exercisable, weighted average exercise price	9.33
$10.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	10.13
Number of options outstanding	68,860
Options outstanding, weighted average remaining life	6 years
Options outstanding, weighted average exercise price	10.13
Number of options exercisable	56,120
Options exercisable, weighted average remaining life	6 years
Options exercisable, weighted average exercise price	10.13
$13.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.21
Number of options outstanding	75,000
Options outstanding, weighted average remaining life	3 years
Options outstanding, weighted average exercise price	13.21
Number of options exercisable	75,000
Options exercisable, weighted average remaining life	3 years
Options exercisable, weighted average exercise price	13.21
$13.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.50
Number of options outstanding	76,140
Options outstanding, weighted average remaining life	2 years 11 months
Options outstanding, weighted average exercise price	13.50
Number of options exercisable	76,140
Options exercisable, weighted average remaining life	2 years 11 months
Options exercisable, weighted average exercise price	13.50
$16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.46
Number of options outstanding	50,000
Options outstanding, weighted average remaining life	3 years 3 months
Options outstanding, weighted average exercise price	16.46
Number of options exercisable	50,000
Options exercisable, weighted average remaining life	3 years 3 months
Options exercisable, weighted average exercise price	16.46
$16.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.75
Number of options outstanding	27,760
Options outstanding, weighted average remaining life	1 year 8 months
Options outstanding, weighted average exercise price	16.75
Number of options exercisable	27,760
Options exercisable, weighted average remaining life	1 year 8 months
Options exercisable, weighted average exercise price	16.75